Subsequent Events	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsequent Events
47.	Subsequent Events

On February 5, 2020, AUO's Board of Directors resolved to acquire common shares of ADLINK Technology Inc. through tender offer. The tender offer consideration for each common share is NT$57 in cash. On March 12, 2020, we successfully completed the tender offer to acquire a total of 42,310 thousand common shares from ADLINK Technology Inc., which approximately accounts for 19.45% equity interest in ADLINK Technology Inc.